UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2009

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Institutional Capital LLC
Address:    225 West Wacker Drive, Suite 2400
            Chicago, Illinois  60606

Form 13F File No:        28-16
                        -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Brian E. Franc
Title:            Senior Vice President and Chief Compliance Officer
Phone:            (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Brian E. Franc     Chicago, Illinois      5/5/09
-------------------    -----------------    ----------
     (Signature)         (City/State)          (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number      Name
---------------      -------------------------------------
028-01190            Frank Russell Company

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            46

Form 13F Information Table Value Total:   $ 7,962,330
                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                   FORM 13F INFORMATION TABLE

                                                    INSTITUTIONAL CAPITAL LLC
                                                             FORM 13F
                                                            31-Mar-09
                                                                                                             Voting Authority
                                                                                                          ----------------------

                                                             Value     Shares/    Sh/ Put/ Invstmt Other
Name of Issuer                      Title of class   CUSIP   (x$1000)  Prn Amt    Prn Call Dscretn Mgrs  Sole       Shrd None
------------------------------      -------------- --------- --------  --------   --- ---- ------- ----- --------   ---- --------
ACE Ltd.                                 SHS       H0023R105   222,123  5,498,095 SH        Sole          5,153,395        344,700
ASML Holding NV - NY Reg Shs          NY REG SHS   N07059186    20,889  1,193,000 SH        Sole          1,119,600         73,400
Accenture Ltd.                           CL A      G1150G111    17,362    631,560 SH        Sole            591,160         40,400
Avon Products Inc.                       COM       054303102    23,384  1,216,010 SH        Sole          1,128,160         87,850
BCE Inc.                               COM NEW     05534B760    81,346  4,087,750 SH        Sole          3,453,250        634,500
BP PLC - Sponsored ADR              SPONSORED ADR  055622104    41,656  1,038,800 SH        Sole            787,550        251,250
Baker Hughes Inc                         COM       057224107   216,001  7,565,705 SH        Sole          7,100,155        465,550
Bank of New York Mellon Corp.            COM       064058100   283,587 10,038,471 SH        Sole          9,408,248        630,223
Barrick Gold Corp.                       COM       067901108    12,012    370,500 SH        Sole            272,500         98,000
CSX Corp.                                COM       126408103   227,862  8,814,785 SH        Sole          8,280,535        534,250
CVS Caremark Corp.                       COM       126650100   345,982 12,585,747 SH        Sole         11,802,597        783,150
Cisco Systems Inc.                       COM       17275R102   314,586 18,758,845 SH        Sole         17,660,295      1,098,550
Coca Cola Co.                            COM       191216100   290,191  6,602,760 SH        Sole          6,192,360        410,400
Covidien Ltd.                            COM       G2552X108   140,477  4,226,150 SH        Sole          3,962,850        263,300
Credit Suisse Group - Sponsored ADR SPONSORED ADR  225401108    46,910  1,538,550 SH        Sole          1,172,250        366,300
Du Pont (E.I.) de Nemours & Co.          COM       263534109   323,085 14,468,657 SH        Sole         13,590,657        878,000
Entergy Corp.                            COM       29364G103    16,886    248,000 SH        Sole            230,050         17,950
Exxon Mobil Corp.                        COM       30231G102    32,853    482,425 SH        Sole            447,025         35,400
Hewlett-Packard Co.                      COM       428236103   298,498  9,310,591 SH        Sole          8,746,191        564,400
Honeywell International Inc.             COM       438516106   235,819  8,464,413 SH        Sole          7,948,663        515,750
Intel Corp.                              COM       458140100   173,039 11,497,600 SH        Sole         10,786,850        710,750
Intercontinental Hotels Group       SPONS ADR NEW  45857P301     2,243    297,084 SH        Sole            297,084
JPMorgan Chase & Co.                     COM       46625H100   356,947 13,429,152 SH        Sole         12,596,152        833,000
Johnson & Johnson                        COM       478160104   186,828  3,551,856 SH        Sole          3,335,156        216,700
Lockheed Martin Corp.                    COM       539830109   195,524  2,832,450 SH        Sole          2,663,450        169,000
Lowe's Cos Inc.                          COM       548661107   239,956 13,148,275 SH        Sole         12,328,275        820,000
Marathon Oil Corp                        COM       565849106   226,935  8,631,980 SH        Sole          8,129,580        502,400
Medtronic Inc.                           COM       585055106    24,726    839,030 SH        Sole            777,730         61,300
Molson Coors Brewing Co - B              CL B      60871R209    44,343  1,293,560 SH        Sole          1,157,860        135,700
Newmont Mining Corp.                     COM       651639106   188,481  4,210,915 SH        Sole          3,953,765        257,150
Nokia Corporation - ADR             SPONSORED ADR  654902204    37,274  3,194,000 SH        Sole          2,429,200        764,800
Novartis AG - Sponsored ADR         SPONSORED ADR  66987V109   136,002  3,595,090 SH        Sole          3,100,540        494,550
Occidental Petroleum Corp.               COM       674599105   311,780  5,602,509 SH        Sole          5,261,759        340,750
Omnicom Group                            COM       681919106    34,487  1,473,800 SH        Sole          1,366,700        107,100
Pepsico Inc.                             COM       713448108   284,618  5,528,705 SH        Sole          5,188,210        340,495
Pfizer Inc.                              COM       717081103   204,928 15,046,100 SH        Sole         14,128,000        918,100
Qualcomm Inc.                            COM       747525103   174,528  4,485,440 SH        Sole          4,213,340        272,100
Schering-Plough Corp.                    COM       806605101   367,097 15,587,980 SH        Sole         14,637,180        950,800
Target Corp.                             COM       87612E106   193,857  5,637,010 SH        Sole          5,299,310        337,700
Texas Instruments Inc.                   COM       882508104   226,600 13,725,030 SH        Sole         12,927,830        797,200
Total SA - Sponsored ADR            SPONSORED ADR  89151E109   257,457  5,247,795 SH        Sole          4,772,745        475,050
Toyota Motor Corp - Sponsored ADR   SP ADR REP2COM 892331307    54,520    861,300 SH        Sole            659,850        201,450
Viacom Inc Class B                       CL B      92553P201   224,549 12,919,949 SH        Sole         12,122,699        797,250
Vodafone Group PLC - Sponsored ADR  SPONS ADR NEW  92857W209   104,693  6,009,940 SH        Sole          5,123,040        886,900
Wells Fargo & Co.                        COM       949746101   129,662  9,105,445 SH        Sole          8,532,145        573,300
Wyeth                                    COM       983024100   389,747  9,055,453 SH        Sole          8,520,453        535,000
REPORT SUMMARY                            46                 7,962,330             0
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